Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Parenthetical) (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 14,510	$ 13,038